Reverse Recapitalization (Details) - Schedule of Reverse Recapitalization - USD ($)		6 Months Ended
	Mar. 11, 2024	Jun. 30, 2024	Jun. 30, 2023
Schedule of Reverse Recapitalization [Abstract]
Funds held in Lakeshore’s trust account	$ 15,067,702
Funds held in Lakeshore’s operating cash account	198
Less: amount paid to redeem public shares of Lakeshore’s ordinary shares	(13,947,723)
Proceeds from the reverse recapitalization	1,120,177
Less: payments of transaction costs incurred by Lakeshore	(1,044,980)	$ 1,044,980
Less: repayments of promissory note – related party of Lakeshore’	(75,000)	$ 75,000
Less: notes assumed from Lakeshore	(555,000)
Less: liability assumed from Lakeshore	(1,547,814)
Less: transaction costs paid by NMI	(1,100,857)
Add: receivable assumed from Lakeshore	500,000
Net liabilities assumed from issuance of common stock upon the Merger, balance classified to retained deficit	$ (2,703,474)